Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	Oct. 31, 2023 USD ($) shares
Subsequent Event [Line Items]
Business combination event shares issued to holders of equity and convertible note holders	13,091,608
Business combination event shares issued on exchnage of common share warrants	2,679,432
Number of shares of stock issued during the period pursuant to acquisitions	3,670,927
Number of securities into which the class of warrant or right may be converted	5,029,444
Proceeds from trust account | $	$ 81.6
Proceeds from redemptions | $	24.7
Proceeds from PIPE financing | $	56.9
Proceeds from business acquisition net of transaction costs | $	$ 57.4
Number of shares authorized for issuance under share-based payment arrangement	2,607,943
Aggregate number of common shares reserved for future issuance	2,706,941
PIPE Financing [Member]
Subsequent Event [Line Items]
Value of stock and warrant issued during the period | $	$ 56.9
Number of new stock issued during the period	6,435,441
Number of new warrant issued during the period	2,702,791